LOANS (Tables)	12 Months Ended
Jun. 30, 2015
LOANS
Schedule of components of loans
	June 30, 2015	June 30, 2014
Real estate loans:
One-to-four family	$256,321	$214,735
Multi-family	2,574	254
Home equity	8,198	227
Nonresidential	21,685	8,408
Agricultural	4,164	—
Construction and land	14,590	7,661
Total real estate loans	307,532	231,285
Commercial and industrial	184	—
Consumer and other loans	2,745	747
Total loans	310,461	232,032
Deferred net loan fees	(1,194)	(1,246)
Total loans net of deferred loan fees	$309,267	$230,786

Schedule of activity in the allowance for loan losses
	Year Ended June 30, 2015
	Beginning Balance	Provision	Charge-offs	Recoveries	Ending Balance
Real estate loans:
One-to-four family	$736	$174	$—	$—	$910
Multi-family	4	—	—	—	4
Home equity	1	40	(40)	—	1
Nonresidential	52	3	—	—	55
Agricultural	—	4	—	—	4
Construction and land	59	(34)	—	—	25
Total real estate loans	852	187	(40)	—	999
Commercial and industrial	—	—	—	—	—
Consumer and other loans	3	8	(2)	—	9
Total loans	$855	$195	$(42)	$—	$1,008

	Year Ended June 30, 2014
	Beginning Balance	Provision	Charge-offs	Recoveries	Ending Balance
Real estate loans:
One-to-four family	$665	$75	$(4)	$—	$736
Multi-family	4	—	—	—	4
Home equity	1	—	—	—	1
Nonresidential	52	—	—	—	52
Agricultural	—	—	—	—	—
Construction and land	27	32	—	—	59
Total real estate loans	749	107	(4)	—	852
Commercial and industrial	—	—	—	—	—
Consumer and other loans	2	1	—	—	3
Total loans	$751	$108	$(4)	$—	$855

Schedule of recorded balances of loans and amount of allowance allocated based upon impairment method by portfolio segment
	At June 30, 2015
	Ending Allowance on Loans:		Loans:
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Individually Evaluated for Impairment	Collectively Evaluated for Impairment
Real estate loans:
One-to-four family	$203	$707	$5,444	$250,877
Multi-family	—	4	—	2,574
Home equity	—	1	—	8,198
Nonresidential	10	45	2,627	19,058
Agricultural	—	4	1,441	2,723
Construction and land	—	25	599	13,991
Total real estate loans	213	786	10,111	297,421
Commercial and industrial	—	—	—	184
Consumer and other loans	7	2	7	2,738
Total loans	$220	$788	$10,118	$300,343

	At June 30, 2014
	Ending Allowance on Loans:		Loans:
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Individually Evaluated for Impairment	Collectively Evaluated for Impairment
Real estate loans:
One-to-four family	$52	$684	$1,647	$213,088
Multi-family	—	4	—	254
Home equity	—	1	—	227
Nonresidential	—	52	—	8,408
Agricultural	—	—	—	—
Construction and land	—	59	—	7,661
Total real estate loans	52	800	1,647	229,638
Commercial and industrial	—	—	—	—
Consumer and other loans	—	3	—	747
Total loans	$52	$803	$1,647	$230,385

Schedule of individually evaluated for impairment by portfolio segment
	June 30, 2015
	Unpaid Principal Balance	Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no recorded allowance:
Real estate loans:
One-to-four family	$4,651	$3,403	$—	$1,889	$92
Multi-family	—	—	—	—	—
Home equity	207	—	—	—	—
Nonresidential	2,830	1,307	—	654	39
Agricultural	2,893	1,441	—	721	45
Construction and land	1,271	599	—	300	23
Total real estate loans	11,852	6,750	—	3,564	199
Commercial and industrial	—	—	—	—	—
Consumer and other loans	—	—	—	—	—
Total	$11,852	$6,750	$—	$3,564	$199
With recorded allowance:
Real estate loans:
One-to-four family	$2,082	$2,042	$203	$1,658	$28
Multi-family	—	—	—	—	—
Home equity	—	—	—	—	—
Nonresidential	1,938	1,319	10	660	25
Agricultural	—	—	—	—	—
Construction and land	—	—	—	—	—
Total real estate loans	4,020	3,361	213	2,318	53
Commercial and industrial	—	—	—	—	—
Consumer and other loans	9	7	7	—	—
Total	$4,029	$3,368	$220	$2,318	$53
Totals:
Real estate loans	$15,872	$10,111	$213	$5,882	$252
Consumer and other loans	9	7	7	—	—
Total	$15,881	$10,118	$220	$5,882	$252

	June 30, 2014
	Unpaid Principal Balance	Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no recorded allowance:
Real estate loans:
One-to-four family	$374	$374	$—	$1,054	$8
Multi-family	—	—	—	—	—
Home equity	—	—	—	—	—
Nonresidential	—	—	—	—	—
Agricultural	—	—	—	—	—
Construction and land	—	—	—	—	—
Total real estate loans	374	374	—	1,054	8
Commercial and industrial	—	—	—	—	—
Consumer and other loans	—	—	—	—	—
Total	$374	$374	$—	$1,054	$8
With recorded allowance:
Real estate loans:
One-to-four family	$1,273	$1,273	$52	$763	$9
Multi-family	—	—	—	—	—
Home equity	—	—	—	—	—
Nonresidential	—	—	—	—	—
Agricultural	—	—	—	—	—
Construction and land	—	—	—	—	—
Total real estate loans	1,273	1,273	52	763	9
Commercial and industrial	—	—	—	—	—
Consumer and other loans	—	—	—	—	—
Total	$1,273	$1,273	$52	$763	$9
Totals:
Real estate loans	$1,647	$1,647	$52	$1,817	$17
Consumer and other loans	—	—	—	—	—
Total	$1,647	$1,647	$52	$1,817	$17

Schedule of loans modified as troubled debt restructurings
	June 30, 2015
	Number of Loans	Pre-modification Outstanding Investment	Post-modification Outstanding Investment
Real estate loans:
Home equity	1	$—	$—
Agricultural	1	487	487
Total	2	$487	$487

Schedule of loans acquired for as purchased credit impaired loans
June 30, 2015
Real estate loans:
One-to-four family	$2,772
Multi-family	—
Home equity	—
Nonresidential	2,617
Agricultural	1,441
Construction and land	599
Total real estate loans	7,429
Commercial and industrial	—
Consumer and other loans	—
Total loans	$7,429

Schedule of changes in the carrying value and accretable yield on purchased credit impaired loans
	Year Ended
	Accretable Yield	Carrying Value
Balance at December 1, 2014	$(642)	$9,671
Subsequent adjustments	26	1,276
Liquidations	4	(2,429)
Reductions from payments	—	(999)
Income	206	(75)
Reclassification from nonaccretable to accretable	(288)	—
Change in the allowance	—	(15)
Balance at end of year	$(694)	$7,429

Schedule of carrying amount of purchased credit impaired loans
June 30, 2015
Balance at December 1, 2014	$3,853
Additions	1,407
Reductions from payments and liquidations	(2,462)
Balance at end of year	$2,798

Schedule of loans to principal officers, directors and their affiliates
	June 30, 2015	June 30, 2014
Beginning balance	$766	$788
New loans	574	—
Repayments	(27)	(22)
Ending balance	$1,313	$766

Financing Receivable, Recorded Investment [Line Items]
Schedule of the aging of the recorded investment in past due loans
	June 30, 2015
	30 – 59 Days Past Due	60 – 89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans	Accruing Loans Past Due 90 Days or More
Real estate loans:
One-to-four family	$5,871	$1,243	$2,311	$9,425	$246,896	$256,321	$—
Multi-family	—	—	—	—	2,574	2,574	—
Home equity	49	—	—	49	8,149	8,198	—
Nonresidential	229	313	1,108	1,650	20,035	21,685	—
Agricultural	—	—	—	—	4,164	4,164	—
Construction and land	78	—	—	78	14,512	14,590	—
Total real estate loans	6,227	1,556	3,419	11,202	296,330	307,532	—
Commercial and industrial	—	—	—	—	184	184	—
Consumer and other loans	1	1	—	2	2,743	2,745	—
Total	$6,228	$1,557	$3,419	$11,204	$299,257	$310,461	$—

	June 30, 2014
	30 – 59 Days Past Due	60 – 89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans	Loans Past Due 90 Days or More
Real estate loans:
One-to-four family	$4,856	$893	$1,053	$6,802	$207,933	$214,735	$—
Multi-family	—	—	—	—	254	254	—
Home equity	—	—	—	—	227	227	—
Nonresidential	87	—	—	87	8,321	8,408	—
Construction and land	—	—	—	—	7,661	7,661	—
Total real estate loans	4,943	893	1,053	6,889	224,396	231,285	—
Consumer and other loans	—	—	—	—	747	747	—
Total	$4,943	$893	$1,053	$6,889	$225,143	$232,032	$—

Schedule of portfolio segment by risk grade for originated and for acquired loans
	June 30, 2015
	Pass	Pass-Watch	Special Mention	Substandard	Doubtful	Total
Real estate loans:
One-to-four family	$242,399	$6,909	$1,568	$5,445	$—	$256,321
Multi-family	2,574	—	—	—	—	2,574
Home equity	7,840	184	174	—	—	8,198
Nonresidential	13,226	4,275	1,558	2,355	271	21,685
Agricultural	1,295	423	1,005	1,441	—	4,164
Construction and land	12,586	920	485	599	—	14,590
Total real estate loans	279,920	12,711	4,790	9,840	271	307,532
Commercial and industrial	169	15	—	—	—	184
Consumer and other loans	2,725	6	7	7	—	2,745
Total	$282,814	$12,732	$4,797	$9,847	$271	$310,461

	June 30, 2015
	Pass	Pass-Watch	Special Mention	Substandard	Doubtful	Total
Real estate loans:
One-to-four family	$36,616	$4,755	$1,348	$3,318	$—	$46,037
Multi-family	2,326	—	—	—	—	2,326
Home equity	7,685	174	174	—	—	8,033
Nonresidential	5,655	4,275	1,558	2,355	271	14,114
Agricultural	321	423	1,005	1,441	—	3,190
Construction and land	5,397	905	485	599	—	7,386
Total real estate loans	58,000	10,532	4,570	7,713	271	81,086
Commercial and industrial	38	15	—	—	—	53
Consumer and other loans	1,061	6	7	7	—	1,081
Total	$59,099	$10,553	$4,577	$7,720	$271	$82,220

	June 30, 2014
	Pass	Pass-Watch	Special Mention	Substandard	Doubtful	Total
Real estate loans:
One-to-four family	$213,088	$—	$—	$—	$1,647	$214,735
Multi-family	254	—	—	—	—	254
Home equity	227	—	—	—	—	227
Nonresidential	8,408	—	—	—	—	8,408
Agricultural	—	—	—	—	—	—
Construction and land	7,661	—	—	—	—	7,661
Total real estate loans	229,638	—	—	—	1,647	231,285
Commercial and industrial	—	—	—	—	—	—
Consumer and other loans	747	—	—	—	—	747
Total	$230,385	$—	$—	$—	$1,647	$232,032

Acquired Loans
Financing Receivable, Recorded Investment [Line Items]
Schedule of the aging of the recorded investment in past due loans
	June 30, 2015
	30 – 59 Days Past Due	60 – 89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans	Accruing Loans Past Due 90 Days or More
Real estate loans:
One-to-four family	$1,794	$94	$1,288	$3,176	$42,861	$46,037	$—
Multi-family	—	—	—	—	2,326	2,326	—
Home equity	38	—	—	38	7,995	8,033	—
Nonresidential	229	313	1,108	1,650	12,464	14,114	—
Agricultural	—	—	—	—	3,190	3,190	—
Construction and land	33	—	—	33	7,353	7,386	—
Total real estate loans	2,094	407	2,396	4,897	76,189	81,086	—
Commercial and industrial	—	—	—	—	53	53	—
Consumer and other loans	1	1	—	2	1,079	1,081	—
Total	$2,095	$408	$2,396	$4,899	$77,321	$82,220	$—

Schedule of loans accounted for as purchased credit impaired loans
December 1, 2014
Contractually required payments receivable	$21,772
Contractual cash flows not expected to be collected (nonaccretable)	(10,211)
Expected cash flows	11,561
Accretable yield	(616)
Fair value of acquired loans	$10,945

Schedule of portfolio segment by risk grade for originated and for acquired loans
	June 30, 2014
	Pass	Pass-Watch	Special Mention	Substandard	Doubtful	Total
Real estate loans:
One-to-four family	$213,088	$—	$—	$—	$1,647	$214,735
Multi-family	254	—	—	—	—	254
Home equity	227	—	—	—	—	227
Nonresidential	8,408	—	—	—	—	8,408
Agricultural	—	—	—	—	—	—
Construction and land	7,661	—	—	—	—	7,661
Total real estate loans	229,638	—	—	—	1,647	231,285
Commercial and industrial	—	—	—	—	—	—
Consumer and other loans	747	—	—	—	—	747
Total	$230,385	$—	$—	$—	$1,647	$232,032